SELECTED STATEMENTS OF COMPREHENSIVE LOSS DATA, Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance income [Abstract]
Interest income	$ 877	$ 330	$ 163
Revaluation of liabilities at fair value	0	845	805
Foreign currency translation adjustments	165	22	225
Total finance income	$ 1,042	$ 1,197	$ 1,193